Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 5,753,795	€ 5,448,662	€ 5,025,128
Social security contributions and cost of retirement benefits and social assistance | €	1,313,612	1,350,696	1,414,525
thereof retirement benefits | €	181,347	174,009	156,581
Personnel expenses | €	€ 7,067,407	€ 6,799,358	€ 6,439,653
Employees by function
Production and Services	106,797	103,896	97,971
Administration	12,525	11,634	10,510
Sales and Marketing	3,972	3,253	3,360
Research and Development	1,198	1,050	881
Total employees	124,492	119,833	112,722